Income Taxes (Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Earnings before income taxes	$ 1,089.7	$ 502.2
Statutory tax rate	25.00%	25.00%
Expected income tax expense based on above rates	$ 272.4	$ 125.6
Effect of higher tax rates in foreign jurisdictions	12.6	8.2
Tax effect of revenues exempt from taxation	(80.9)
(Non-taxable income) Non-deductible expenses		3.0
Impact of local mining taxes	47.7	41.7
Impact of foreign exchange	(43.1)	49.7
Impact of renouncement of flow through share expenditures	0.3	(0.6)
Withholding tax	0.1	0.5
Change in unrecognized temporary differences	(0.7)	(14.4)
Other	(4.5)	4.2
Income tax expense recognized in net earnings	$ 203.9	$ 217.9